Exhibit 99.1

CSMLT 2015-2 Trust

Mortgage Pass-Through Certificates, Series 2015-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Credit Suisse First Boston Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

18 August 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures
Credit Suisse First Boston Mortgage Securities Corp. Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010

Re:	CSMLT 2015-2 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates, Series 2015-2 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Credit Suisse First Boston Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the CSMLT 2015-2 Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Credit Suisse Securities (USA) LLC (the “Initial Purchaser”), on behalf of the Depositor, provided us with the following information:

a.	Electronic data files labeled:
i.	“01 CSMLT 2015-2_ASF Format.xlsx” (the “Base Preliminary Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 June 2015 on certain mortgage loans (the “Preliminary Base Mortgage Loans”),
ii.	“Loan List_CSMLT 2015-2 (20150729).xlsx” (the “Preliminary Loan Listing Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to certain mortgage loans (the “Upsize Mortgage Loans”) and
iii.	“03_CSMLT 2015-2_ASF Format w First key_EY Random Sample V2.xlsx” (the “Additional Preliminary Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 July 2015 on the Additional Sample Mortgage Loans (as defined in Attachment A),
b.	Imaged copies of the:
i.	Promissory note, prepayment penalty rider and/or interest only addendum (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively, the “Appraisal”),
iv.	Settlement statement (the “Settlement Statement”),
v.	Underwriting summary (the “Underwriting Summary”) and/or
vi.	Subordination agreement (the “Subordination Agreement,” together with the Promissory Note, Loan Application, Appraisal, Settlement Statement and Underwriting Summary, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. The Depositor is responsible for the Base Preliminary Data File, Preliminary Loan Listing Data File, Additional Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans (as defined in Attachment A) or the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 August 2015

Attachment A

Procedures we performed and our associated findings

1.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 175 Preliminary Base Mortgage Loans (the “Initial Sample Mortgage Loans”) from the Base Preliminary Data File. The Initial Sample Mortgage Loans are identified on Exhibit 1 to Attachment A. For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Initial Sample Mortgage Loans that we were instructed to randomly select from the Base Preliminary Data File.

2.	For each mortgage loan on the Base Preliminary Data File and Preliminary Loan Listing Data File, we compared the Loan Number on the Base Preliminary Data File to the corresponding Loan Number on the Preliminary Loan Listing Data File and noted that 123 of the Upsize Mortgage Loans were not included on the Base Preliminary Data File (the “Loan Listing Additional Mortgage Loans”).

3.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 62 Loan Listing Additional Mortgage Loans (the “Additional Sample Mortgage Loans,” together with the Initial Sample Mortgage Loans, the “Sample Mortgage Loans”) from the Preliminary Loan Listing Data File. The Additional Sample Mortgage Loans are identified on Exhibit 1 to Attachment A. For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Additional Sample Mortgage Loans that we were instructed to randomly select from the Preliminary Loan Listing Data File.

4.	As instructed by the Initial Purchaser, on behalf of the Depositor, we combined the information on the Base Preliminary Data File with the information on the Additional Preliminary Data File. The Base Preliminary Data File and the Additional Preliminary Data File, as combined, are hereinafter referred to as the “Preliminary Data File,” and the Preliminary Base Mortgage Loans, together with the Additional Sample Mortgage Loans, are hereinafter referred to as the “Preliminary Mortgage Loans.” The Initial Purchaser, on behalf of the Depositor, indicated that the Preliminary Mortgage Loans are expected to be representative of the Mortgage Loans.

5.	For each Sample Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents that were provided by the Initial Purchaser, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Mortgage Loans

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
1	420018939	X
2	420018343	X
3	420018061	X
4	420017642	X
5	420016347	X
6	420012809	X
7	420013021	X
8	420005001	X
9	417279500	X
10	417279501	X
11	417279503	X
12	417279541	X
13	417279542	X
14	417279544	X
15	417279546	X
16	417279547	X
17	417279550	X
18	417279552	X
19	417279553	X
20	417130068	X
21	417130075	X
22	417130076	X
23	417130077	X
24	417130082	X
25	417242761	X
26	417242762	X
27	417170413	X
28	420018707	X
29	420018962	X
30	420018970	X
31	420019101	X
32	420019929	X
33	420020273	X
34	420016602	X
35	420016651	X
36	420015422	X
37	420015448	X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
38	420016495	X
39	420016503	X
40	420016511	X
41	420014250	X
42	420014292	X
43	420014516	X
44	420013518	X
45	420013682	X
46	420012601	X
47	417184283	X
48	417184284	X
49	417184285	X
50	417184286	X
51	417184287	X
52	417184288	X
53	417184290	X
54	417279506	X
55	417279509	X
56	417279510	X
57	417279512	X
58	417279518	X
59	417279520	X
60	417279521	X
61	417279522	X
62	417279524	X
63	420014961	X
64	420016685	X
65	420017113	X
66	420017436	X
67	420017717	X
68	420017758	X
69	420017527	X
70	420015547	X
71	420015604	X
72	420015059	X
73	420016123	X
74	420016313	X
75	417290122	X
76	417290112	X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
77	417290105	X
78	417184294	X
79	417184306	X
80	417184312	X
81	417184313	X
82	417279489	X
83	417279491	X
84	417279493	X
85	417279495	X
86	417130103	X
87	417138859	X
88	417138860	X
89	417138876	X
90	417138877	X
91	417138881	X
92	417138887	X
93	417138891	X
94	417138892	X
95	417138898	X
96	417138904	X
97	417138909	X
98	417138910	X
99	417185013	X
100	417184992	X
101	417185006	X
102	420018806	X
103	420019739	X
104	420019002	X
105	420018848	X
106	420017600	X
107	420017477	X
108	420017139	X
109	420017253	X
110	420016859	X
111	420016891	X
112	420016958	X
113	420008013	X
114	417290103	X
115	417290086	X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
116	417185012	X
117	417184995	X
118	417184998	X
119	417279531	X
120	417279534	X
121	417279538	X
122	417279539	X
123	417130111	X
124	417130115	X
125	417130118	X
126	417130125	X
127	417138912	X
128	417138914	X
129	417138917	X
130	417138921	X
131	417138922	X
132	417279525	X
133	417149673	X
134	417149713	X
135	417020612	X
136	417026091	X
137	417026141	X
138	417050735	X
139	417051927	X
140	417149686	X
141	417149690	X
142	417149691	X
143	417149693	X
144	417149695	X
145	417149696	X
146	417149697	X
147	417149703	X
148	417149704	X
149	417149705	X
150	417149709	X
151	417149710	X
152	416981022	X
153	416981035	X
154	416981057	X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
155	417130129	X
156	417130140	X
157	417130142	X
158	417130143	X
159	417130144	X
160	417130146	X
161	417130147	X
162	417130155	X
163	417149676	X
164	417149677	X
165	417149678	X
166	417149679	X
167	417149681	X
168	417149684	X
169	416981058	X
170	417005622	X
171	417005631	X
172	417005634	X
173	417118173	X
174	417118187	X
175	417118191	X
176	420015901		X
177	420016487		X
178	420019325		X
179	420019432		X
180	420019481		X
181	420014854		X
182	417279526		X
183	417184309		X
184	417184310		X
185	417184315		X
186	417328716		X
187	417328717		X
188	417328725		X
189	417328743		X
190	417328747		X
191	420018277		X
192	420018509		X
193	420018566		X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
194	420018921		X
195	420019150		X
196	420020364		X
197	420020992		X
198	420018079		X
199	417290114		X
200	417290100		X
201	417279529		X
202	417185007		X
203	417279548		X
204	417290094		X
205	417290110		X
206	417290119		X
207	417242758		X
208	420008344		X
209	420009565		X
210	420012551		X
211	420013757		X
212	420014193		X
213	420014904		X
214	420020083		X
215	417130116		X
216	417130084		X
217	417290083		X
218	417290101		X
219	417290115		X
220	417290116		X
221	417290118		X
222	417290090		X
223	417290124		X
224	417290126		X
225	417290128		X
226	417290129		X
227	417290131		X
228	417290132		X
229	417290133		X
230	417290134		X
231	417290135		X
232	417290137		X

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Initial Sample Mortgage Loans	Additional Sample Mortgage Loans
233	420017592		X
234	420017618		X
235	420017683		X
236	420019499		X
237	420017915		X

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Notes
Loan number	Promissory Note	i.

Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or (b) Promissory Note and recalculation	ii.
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment charge term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal
Appraisal value	Appraisal	iii.
Sale price (if applicable)	(a) Appraisal and Promissory Note, (b) Loan Application or (c) Settlement Statement	iv., v., vi.

Loan purpose	(a) Loan Application or (b) Promissory Note, Settlement Statement and recalculation	vii.
Junior lien balance	(a) Underwriting Summary or (b) Subordination Agreement	viii.
Original loan-to-value ratio	Recalculation	ix.
Combined loan-to-value ratio	Recalculation	x.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For each Sample Mortgage Loan that does not have the original term to maturity specifically stated in the Promissory Note, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original term to maturity Sample Characteristic as the sum of:
(a)	The difference in months between the maturity date and the first payment date, both as shown on the Promissory Note, and
(b)	1.

iii.	For each Sample Mortgage Loan that has more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document for the purpose of comparing the appraisal value Sample Characteristic.

iv.	For each Sample Mortgage Loan with:
(a)	A loan purpose of “3 - Cash-Out Refinance” or “9 - Rate/Term Refinance,” as determined in accordance with the methodology described in note vii. below, and
(b)	Information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date (as shown on the Promissory Note) of the Sample Mortgage Loan,

(each, a “Recently Purchased Refinance Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the sale price, as shown on the Appraisal, for the purpose of comparing the sale price (if applicable) Sample Characteristic.

For the purpose of this procedure with respect to Recently Purchased Refinance Sample Mortgage Loans with more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal that was used to compare the appraisal value Sample Characteristic (in accordance with the methodology described in note iii. above) as the Source Document for the sale price (if applicable) Sample Characteristic.

v.	For each Sample Mortgage Loan with a loan purpose of “10 - Construction to Permanent,” as shown on the Loan Application (each, a “Construction Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use “$0.00” for the sale price (if applicable) Sample Characteristic.

vi.	For each Sample Mortgage Loan that is not a Recently Purchased Refinance Sample Mortgage Loan or a Construction Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document for the purpose of comparing the sale price (if applicable) Sample Characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

vii.	For each Sample Mortgage Loan that has a loan purpose of “7 - Other-than-first-time Home Purchase,” “6 - First Time Home Purchase” or “10 - Construction to Permanent,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)	The unpaid principal balance of any secondary financing (if applicable) relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan and
(3)	The settlement charges relating to the Sample Mortgage Loan,

all as shown on the Settlement Statement.

The Initial Purchaser, on behalf of the Depositor, further instructed us that for the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, we should consider the loan purpose as:

(a)	“3 - Cash-Out Refinance” if the Amount to Borrower is greater than or equal to the lesser of (i) $10,000 or (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note or
(b)	“9 - Rate/Term Refinance” if the Amount to Borrower is less than the lesser of (i) $10,000 or (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note.

viii.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document for the purpose of comparing the junior lien balance Sample Characteristic. If the Underwriting Summary was not available, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Subordination Agreement as the Source Document for the purpose of comparing the junior lien balance Sample Characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

ix.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio Sample Characteristic by dividing the original principal balance, as shown on the Promissory Note, by:
(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Loan Application or Settlement Statement (and in accordance with the methodologies described in notes v. and vi. above),
(b)	In the case of a Recently Purchased Refinance Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Appraisal (and in accordance with the methodology described in note iv. above) or
(c)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or a Recently Purchased Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above).

For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore absolute differences in the original loan-to-value ratio of +/- 0.01% or less.

Exhibit 2 to Attachment A

Notes: (continued)

x.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic by dividing the sum of the original principal balance, as shown on the Promissory Note, and the junior lien balance related to such Sample Mortgage Loan (if applicable), as shown on the Underwriting Summary or the Subordination Agreement (and in accordance with the methodology described in note viii. above), by:
(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Loan Application or Settlement Statement (and in accordance with the methodologies described in notes v. and vi. above),
(b)	In the case of a Recently Purchased Refinance Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Appraisal (and in accordance with the methodology described in note iv. above) or
(c)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or a Recently Purchased Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above).

For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore absolute differences in the combined loan-to-value ratio of +/- 0.01% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

63	Appraisal value	$648,000.00	$825,000.00
	Original loan-to-value ratio	73.30%	57.58%
	Combined loan-to-value ratio	73.30%	57.58%

65	Sale price (if applicable)	<Redacted>	<Redacted>

81	Appraisal value	$860,000.00	$840,000.00
	Original loan-to-value ratio	71.28%	72.98%
	Combined loan-to-value ratio	71.28%	72.98%

94	Junior lien balance	$40,000.00	$39,814.50
	Combined loan-to-value ratio	63.83%	63.81%

114	Junior lien balance	$40,000.00	$34,790.50
	Combined loan-to-value ratio	73.08%	72.30%

115	Junior lien balance	$152,375.00	$146,715.00
	Combined loan-to-value ratio	69.97%	69.58%

119	Junior lien balance	$0.00	$79,000.00
	Combined loan-to-value ratio	59.64%	69.64%

124	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

140	Property type	1 - Single Family Detached (non-PUD)	7 - PUD

	Loan purpose	6 - First Time Home Purchase	7 - Other-than-first-time Home Purchase

148	Loan purpose	7 - Other-than-first-time Home Purchase	6 - First Time Home Purchase

151	Property type	12 - 1 Family Attached	7 – PUD

153	Property type	7 – PUD	1 - Single Family Detached (non-PUD)

Exhibit 3 to Attachment A

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

154	Property type	12 - 1 Family Attached	1 - Single Family Detached (non-PUD)

159	Property type	12 - 1 Family Attached	1 - Single Family Detached (non-PUD)

171	Junior lien balance	$499,000.00	$269,554.00
	Combined loan-to-value ratio	75.67%	62.25%

175	Appraisal value	$691,669.70	$680,000.00
	Sale price (if applicable)	<Redacted>	<Redacted>
	Original loan-to-value ratio	80.00%	81.37%
	Combined loan-to-value ratio	90.00%	91.54%

188	Sale price (if applicable)	<Redacted>	<Redacted>

189	Sale price (if applicable)	<Redacted>	<Redacted>

196	Appraisal value	$695,000.00	$710,000.00

203	Loan purpose	7 - Other-than-first-time Home Purchase	6 - First Time Home Purchase

210	Appraisal value	$1,980,000.00	$1,900,000.00
	Original loan-to-value ratio	75.76%	78.94%
	Combined loan-to-value ratio	75.76%	78.94%

217	Property type	12 - 1 Family Attached	1 - Single Family Detached (non-PUD)